Public Offering - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Proceeds from sale of Units in initial public offering	$ 400,000,000		$ 400,000,000	$ 400,000,000
Percentage of deferred underwriting discount		3.50%		3.50%
IPO
Class Of Stock [Line Items]
Units sold	40,000,000
Unit price (in dollars per Unit)	$ 10.00
Proceeds from sale of Units in initial public offering	$ 400,000,000
Upfront underwriting discount (as a percent)	2.00%
Upfront underwriting discount	$ (8,000,000)
Percentage of deferred underwriting discount	3.50%			3.50%
Deferred underwriting discount	$ (14,000,000)
Over-Allotment Option
Class Of Stock [Line Items]
Units sold	2,500,000
Warrant
Class Of Stock [Line Items]
Number of shares that contribute each unit		1.33		1.33
Warrant exercisable term if business combination is completed		30 days		30 days
Warrant exercisable term from closing of public offer		12 months		12 months
Warrant expiration term		5 years		5 years
Number of months to complete business combination		24 months		24 years
Class A Common Stock
Class Of Stock [Line Items]
Unit price (in dollars per Unit)			$ 10.00	$ 10.00
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock | Warrant
Class Of Stock [Line Items]
Number of shares warrant may be converted		1		1
Warrants exercise price (in dollars per share)		$ 11.50		$ 11.50